Notes Payable (Tables)	12 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Schedule of Notes Payable

	March 31, 2014	March 31, 2013

Notes payable to acquire certain intangible asset, with a maturity date at the board of directors’ discretion and accrues no interest, unsecured	$-	$320,000
Notes payable to shareholders, unsecured, payable at a maturity date at the board of directors’ discretion, and accrues interest at 7.5% annually (“7.5% Angel Notes”)	-	1,793,085
Notes payable to shareholders, unsecured, payable at a maturity date at the board of directors’ discretion, and accrues interest at 15% annually (“15% Angel Notes”)	-	1,348,133
Notes payables to shareholders, unsecured, payable on August 31, 2014, and accrues interest at 8% annually, net of unamortized debt discount of $18,397	46,603	-

Total notes payable	$46,603	$3,461,218